Goodwill And Intangible Assets, Net	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Goodwill And Intangible Assets, Net
Goodwill and intangible assets, net

Ferrellgas, L.P. records goodwill as the excess of the cost of acquisitions over the fair value of the related net assets at the date of acquisition.

Ferrellgas, L.P. tests goodwill for impairment annually during the second quarter or more frequently if events or changes in circumstances indicate that it is more likely than not the fair value of a reporting unit is less than the carrying value. During the three months ended October 31, 2015, Ferrellgas, L.P. determined that the continued and prolonged decline in the price of crude oil constituted a triggering event for its Midstream operations - water solutions business that required an update to the goodwill impairment assessment as of October 31, 2015.

The first step of this test primarily consists of a discounted future cash flow model to predict fair value. The result of this first step is based on the following critical assumptions: (1) the NYMEX West Texas Intermediate (“WTI”) crude oil curve was used to estimate future oil prices; (2) the oil skimming rate was expected to increase or decrease consistent with the projected increases/decreases in the NYMEX WTI crude oil curve consistent with past history; and (3) certain organic growth projects were projected to increase the salt water volumes processed as new drilling activity increases associated with the projected NYMEX WTI crude oil curve. As noted in our discussion of this reporting unit in Ferrellgas, L.P.'s Annual Report on Form 10-K for the year ended July 31, 2015, Ferrellgas, L.P. believes that the results of this business are closely tied to the price of WTI crude oil. The daily average closing price for WTI crude oil for the three months ended July 31, 2015 of $56.63 decreased 20.7% to $44.90 during the three months ended October 31, 2015. Additionally, the projected NYMEX WTI crude oil curve decreased approximately 6.5% from August 31, 2015 to October 31, 2015. These events have led to an overall decline in drilling activity and volumes in the Eagle Ford shale region of Texas. These market changes negatively affected Ferrellgas, L.P.'s current period results and future projections sufficiently to indicate that the fair value of the reporting unit likely no longer exceeded its carrying value.

In the second step, the implied fair value of goodwill is determined by assigning the fair value of a reporting unit to all the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized for that excess.

As of October 31, 2015, Ferrellgas, L.P. performed the first step of the goodwill impairment test for the Midstream operations - water solutions reporting unit and determined that the carrying value of the reporting unit exceeded the fair value. Ferrellgas, L.P. then completed the second step of the goodwill impairment analysis comparing the implied fair value of the reporting unit to the carrying amount of goodwill and determined that goodwill was completely impaired and has written off the entire $29.3 million of goodwill related to this reporting unit.

Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance at July 31, 2015	$256,120	$29,316	$193,311	$478,747
Acquisitions	—	—	—	—
Revisions to acquisition accounting	—	—	10,184	10,184
Impairment	—	(29,316)	—	(29,316)
Balance at October 31, 2015	$256,120	$—	$203,495	$459,615

Goodwill and intangible assets, net

Ferrellgas, L.P. records goodwill as the excess of the cost of acquisitions over the fair value of the related net assets at the date of acquisition.

Ferrellgas, L.P. tests goodwill for impairment annually during the second quarter or more frequently if events or changes in circumstances indicate that it is more likely than not the fair value of a reporting unit is less than the carrying value. During the three months ended October 31, 2015, Ferrellgas, L.P. determined that the continued and prolonged decline in the price of crude oil constituted a triggering event for its Midstream operations - water solutions business that required an update to the goodwill impairment assessment as of October 31, 2015.

The first step of this test primarily consists of a discounted future cash flow model to predict fair value. The result of this first step is based on the following critical assumptions: (1) the NYMEX West Texas Intermediate (“WTI”) crude oil curve was used to estimate future oil prices; (2) the oil skimming rate was expected to increase or decrease consistent with the projected increases/decreases in the NYMEX WTI crude oil curve consistent with past history; and (3) certain organic growth projects were projected to increase the salt water volumes processed as new drilling activity increases associated with the projected NYMEX WTI crude oil curve. As noted in our discussion of this reporting unit in Ferrellgas, L.P.'s Annual Report on Form 10-K for the year ended July 31, 2015, Ferrellgas, L.P. believes that the results of this business are closely tied to the price of WTI crude oil. The daily average closing price for WTI crude oil for the three months ended July 31, 2015 of $56.63 decreased 20.7% to $44.90 during the three months ended October 31, 2015. Additionally, the projected NYMEX WTI crude oil curve decreased approximately 6.5% from August 31, 2015 to October 31, 2015. These events have led to an overall decline in drilling activity and volumes in the Eagle Ford shale region of Texas. These market changes negatively affected Ferrellgas, L.P.'s current period results and future projections sufficiently to indicate that the fair value of the reporting unit likely no longer exceeded its carrying value.

In the second step, the implied fair value of goodwill is determined by assigning the fair value of a reporting unit to all the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized for that excess.

As of October 31, 2015, Ferrellgas, L.P. performed the first step of the goodwill impairment test for the Midstream operations - water solutions reporting unit and determined that the carrying value of the reporting unit exceeded the fair value. Ferrellgas, L.P. then completed the second step of the goodwill impairment analysis comparing the implied fair value of the reporting unit to the carrying amount of goodwill and determined that goodwill was completely impaired and has written off the entire $29.3 million of goodwill related to this reporting unit.

During the three months ended January 31, 2016, Ferrellgas, L.P. completed its annual impairment testing for goodwill by comparing the estimated fair value of each reporting unit to its respective carrying value. Ferrellgas, L.P. estimated the fair values of the reporting units tested by weighing the market and income approaches. These approaches, which are based on significant unobservable inputs (Level 3 fair value), include numerous estimates and key assumptions, including forecasted cash flows, growth rates, discount rates and comparable multiples from other companies. Based on these tests, Ferrellgas, L.P. determined that the estimated fair values of each reporting unit tested exceeded its respective carrying value, thus no impairments were recorded during the three months ended January 31, 2016.

Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance at July 31, 2015	$256,120	$29,316	$193,311	$478,747
Acquisitions	—	—	1,892	1,892
Measurement period adjustments	—	—	(5,649)	(5,649)
Dispositions	(15)	—	—	(15)
Impairment	—	(29,316)	—	(29,316)
Balance at January 31, 2016	$256,105	$—	$189,554	$445,659

Goodwill and intangible assets, net

Goodwill and intangible assets, net consist of the following:

	July 31, 2015			July 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Goodwill, net	$478,747	$—	$478,747	$273,210	$—	$273,210

Intangible assets, net
Amortized intangible assets
Customer related	$807,122	$(349,719)	$457,403	$500,100	$(322,277)	$177,823
Non-compete agreements	53,711	(18,730)	34,981	63,933	(43,120)	20,813
Permits and favorable lease arrangements	16,952	(1,173)	15,779	10,683	(119)	10,564
Other	9,182	(5,497)	3,685	9,177	(4,592)	4,585
	886,967	(375,119)	511,848	583,893	(370,108)	213,785

Unamortized intangible assets
Trade names & trademarks	68,195		68,195	62,386		62,386
Total intangible assets, net	$955,162	$(375,119)	$580,043	$646,279	$(370,108)	$276,171

Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance July 31, 2013	$253,362	$—	$—	$253,362
Acquisitions	2,922	16,957	—	19,879
Other	(31)	—	—	(31)
Balance July 31, 2014	256,253	16,957	—	273,210
Acquisitions	—	12,359	193,311	205,670
Other	(133)	—	—	(133)
Balance July 31, 2015	$256,120	$29,316	$193,311	$478,747

Customer related intangible assets have estimated lives of 12 to 15 years, permits and favorable lease arrangements have estimated lives of 15 years while non-compete agreements and other intangible assets have estimated lives ranging from two to 10 years. Ferrellgas, L.P. intends to utilize all acquired trademarks and trade names and does not believe there are any legal, regulatory, contractual, competitive, economical or other factors that would limit their useful lives. Therefore, trademarks and trade names have indefinite useful lives. Customer related intangibles, permits and favorable lease arrangements, non-compete agreements and other intangibles carry a weighted average life of 11, 14, six years and five years, respectively.

Aggregate amortization expense related to intangible assets, net:
For the year ended July 31,
2015	$34,585
2014	23,490
2013	21,725

Estimated amortization expense:
For the year ended July 31,
2016	$61,788
2017	61,212
2018	57,546
2019	51,297
2020	45,588